NOTES PAYABLE	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
NOTES PAYABLE

NOTE 8: NOTES PAYABLE

The Company entered into notes payable as follows as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Note payable, at 8% interest, maturing December 31, 2021 for merger with Tesoro Enterprises Inc. (see Note 1)	$40,000	$40,000

Notes payable ($250,000 each), at 2% interest, maturing July 30, 2022 (see Note 15)	500,000	-

PPP SBA loan - Tickeri	371	-
PPP loan – Monster	66,117	-
EIDL loan - Tickeri	150,000	-

Total	756,488	40,000
Less: Current portion	(606,488)	(40,000)
Long-term debt	$150,000	$-

Maturities of notes payable for the next two years as of September 30 are as follows:
2022	$606,488
2023	150,000
$756,628

In the acquisition of Tickeri, the Company assumed a PPP loan and an EIDL loan. If these amounts are forgiven in the future, they will adjust the purchase price and the goodwill acquired in this transaction. Interest expense for the nine months ended September 30, 2021 and 2020 was $6,619 and $0, respectively. Accrued interest at September 30, 2021 was $7,166.

NOTE 4: PROMISSORY NOTE

The Company entered into a promissory note as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Note payable, at 8% interest, maturing December 31, 2021	$40,000	$-

Interest expense for the year ended December 31, 2020 and accrued at December 31, 2020 was $552.

Tickeri Inc [Member]
NOTES PAYABLE

NOTE 4: NOTES PAYABLE

The Company entered into notes payable as follows as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
PPP SBA loan - Tickeri	$42,123	$42,123
EIDL loan - Tickeri	150,000	150,000

Total	192,123	192,123
Less: Current portion	(192,123)	(192,123)
Long-term debt	$-	$-

There was no interest recorded on the loans as they did not start commencing interest.

NOTE 4: NOTES PAYABLE

The Company entered into notes payable as follows as of December 31, 2020:

December 31, 2020
PPP SBA loan - Tickeri	$42,123
EIDL loan - Tickeri	150,000

Total	192,123
Less: Current portion	(192,123)
Long-term debt	$-

There was no interest recorded on the loans as they did not start commencing interest.

Monster Creative LLC [Member]
NOTES PAYABLE

NOTE 4: NOTES PAYABLE

The Company entered into notes payable as follows as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
PPP SBA loan	$66,117	$66,117

Total	66,117	66,117
Less: Current portion	(66,117)	(66,117)
Long-term debt	$-	$-

There was no interest expense for the six months ended June 30, 2021 and 2020 related to this loan.

NOTE 4: NOTES PAYABLE

The Company entered into notes payable as follows as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
PPP SBA loan	$66,117	$-

Total	66,117	-
Less: Current portion	(66,117)	-
Long-term debt	$-	$-

There was no interest expense for the years ended December 31, 2020 and 2019 related to this loan.